Capital Leased Assets and Capital Lease Obligations	6 Months Ended
Jun. 30, 2015
Capital Leased Assets And Capital Lease Obligations
Capital Leased Assets and Capital Lease Obligations

11. Capital Leased Assets and Capital Lease Obligations:

The newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively (Note 6). At the same time, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to MSC Azov, MSC Ajaccio and MSC Amalfi, by entering into a ten-year sale and leaseback transaction for each vessel upon their respective deliveries. The shipbuilding contracts for these vessels were novated to the financial institution for an amount of $85,572 each which took delivery of the vessels and the vessels were leased back for a period of ten years.

The sale and leaseback transactions were classified as capital leases. Furthermore, as the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was considered as prepaid lease rentals. In this respect, an aggregate amount of $49,817 (including the net settlements on interest rate swaps qualifying for hedge accounting of $6,604) was transferred to prepaid lease rentals.

The total value of the three vessels at the inception of the capital lease transactions amounted to $256,716. The depreciation charged during the six-month periods ended June 30, 2014 and 2015, amounted to $2,347 and $3,759, respectively, and are included in Depreciation in the accompanying consolidated statements of income. As of June 30, 2015, the net book value of the three vessels amounted to $246,788 and is separately reflected as Capital leased assets, in the accompanying 2015 consolidated balance sheet.

The balance of prepaid lease rentals, as of December 31, 2014 and June 30, 2015, is analyzed as follows:

	December 31, 2014	June 30, 2015
Prepaid lease rentals	49,817	45,793
Less: Amortization of prepaid lease rentals	(4,024)	(2,470)
Prepaid lease rentals	45,793	43,323
Less: current portion	(4,982)	(4,989)
Non-current portion	40,811	38,334

The capital lease obligations amounting to $240,528 as at June 30, 2015, are scheduled to expire through 2024 and include a bargain purchase option to repurchase the vessels at any time during the charter period. Total interest expense incurred on capital leases for the six-month periods ended June 30, 2014 and 2015, amounted to $5,803 and $8,615, respectively and are included in Interest and finance costs in the accompanying consolidated statements of income.

The annual lease payments in aggregate required under the capital leases after June 30, 2015, are as follows:

Year ending December 31,	Amount
2015	15,419
2016	30,783
2017	30,698
2018	30,698
2019	30,699
2020 and thereafter	207,553
Total	345,850
Less: Amount of interest	(105,322)
Total lease payments	240,528

The total capital lease obligations are presented in the accompanying June 30, 2015, consolidated balance sheet as follows:

Capital lease obligation – current	14,029
Capital lease obligation – non current	226,499
240,528